12. Share-Based Compensation (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Share based compensation	$ 535,678	$ 147,228	$ 2,594,113	$ 1,513,238
Incremental compensation expense			$ 25,008
FDS Pharma [Member]
Stock granted for services, shares				498,327
Stock granted for services, value				$ 812,000
Employee Stock Options [Member]
Share based compensation	$ 478,859	$ 63,634
Options granted	12,122	0	493,945	32,731
Weighted average grant date fair value			$ 9.35	$ 7.58
Options exercised			0	60,125
Proceeds from exercise of stock options			$ 0	$ 101,933
Options vested			161,657	20,687
Fair value of options vested			$ 1,391,450	$ 115,864
Unrecognized compensation expense			$ 2,931,117
Unrecognized compensation expense recognition period			2 years
Non Employee Stock Options [Member]
Share based compensation	$ (971)	$ 4,438
Options granted			30,304	14,546
Weighted average grant date fair value			$ 13.13	$ 7.75
Options exercised	0	0	0	0
Options vested			17,857	7,756
Fair value of options vested			$ 195,575	$ 62,121
Unrecognized compensation expense			$ 263,778
Unrecognized compensation expense recognition period			1 year 6 months
Common Stock Awards [Member]
Share based compensation	$ 57,790	$ 25,500
Stock granted for services, shares			34,403	5,679
Stock granted for services, value			$ 392,661	$ 102,000
JSOP [Member]
Share based compensation			$ 0	$ 344,905
JSOP awards outstanding			323,885	323,885